real estate joint ventures and investments in associates	12 Months Ended
Dec. 31, 2024
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates

(a)Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties to develop TELUS Sky, a residential and commercial real estate project in Calgary, Alberta. Completed in 2020, the tower achieved the Leadership in Energy and Environmental Design (LEED) Platinum standard for its commercial parcel and the Gold standard for its residential parcel. During the year ended December 31, 2023, the TELUS Sky real estate joint venture entered into an agreement to sell the income-producing properties and the related net assets to the venture partners; in December 2024, the two arm’s-length parties purchased the residential parcel and we concurrently purchased the commercial parcel (see Note 30(c)).

During 2024 and 2023, we partnered, as equals, with arm’s-length parties in real estate redevelopment projects in British Columbia.

Summarized financial information

Years ended December 31 (millions) [1]	2024	2023
Revenue
From investment property	$21	$26
Other operating income (loss)	$(52)	$—
Depreciation and amortization [1]	$—	$7
Interest expense	$6	$9
Net income (loss) and comprehensive income (loss) [2]	$(62)	$(20)

1

Substantially all information summarized in this table is in respect of operations that were held for sale. Depreciation and amortization of the TELUS Sky investment property ceased upon its classification as held for sale.

2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

As at December 31 (millions)	2024	2023
ASSETS
Current assets
Cash and temporary investments, net	$7	$5
Other	1	29
	8	34
Non-current assets
Investment property [1]	—	326
Investment property under development	356	81
Promissory notes and other [2]	320	90
	676	497
	$684	$531
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$6	$8
Construction credit facilities [1]	—	282
	6	290
Non-current liabilities
Long-term debt – mortgage	21	—
	27	290
Owners’ equity
TELUS [2]	329	108
Other partners [3]	328	133
	657	241
	$684	$531

1	Classified as held for sale as at December 31, 2023.
2

Other partners’ equity is gross of $320 (2023 – $80) promissory notes issued to the joint ventures by the arm’s-length parties in the real estate redevelopment projects in British Columbia; in the event of dissolution or other wind-up of the partnerships, the other partner’s equity will first be reduced by any amounts of the promissory notes outstanding when determining the equity of the joint ventures. The primary intended method of repayment of the promissory notes is through contribution of in-kind development costs, but may optionally include cash payments.

3

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	Loans and
(millions)	receivables [1]	Equity [2]
Balance as at January 1, 2023	$114	$(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(3)
Valuation provision	—	(2)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	6	—
Reduction in construction credit facility and increase in capital contributed	(20)	20
Our real estate contributed	—	78
Deferred gains on our remaining interests in our real estate contributed	—	(35)
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(6)	—
Funds we advanced or contributed, excluding construction credit facilities	—	4
Funds repaid to us and earnings distributed	—	(4)
Balance as at December 31, 2023	94	50
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(20)
Valuation provision	—	12
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	6	—
Our real estate contributed	—	242
Deferred gains on our remaining interests in our real estate contributed	—	(110)
Cash flows in the current reporting period
Construction credit facilities
Amounts repaid	(94)	—
Financing costs paid to us	(6)	—
Funds we advanced or contributed, excluding construction credit facilities	—	13
Funds repaid to us and earnings distributed	—	(9)
Balance as at December 31, 2024	$—	$178

1	Loans and receivables are included in our Consolidated statements of financial position as Other long-term assets (see Note 20) and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting and such interests are included in our Consolidated statements of financial position as Other long-term assets (see Note 20).

3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

We had entered into lease agreements with the TELUS Sky real estate joint venture. Before our acquisition of the commercial parcel, during the year ended December 31, 2024, the TELUS Sky real estate joint venture recognized $8 million (2023 – $9 million) of revenue from our office tenancy; of this amount, one-third was due to our economic interest and two-thirds was due to our partners’ economic interests.

Construction credit facilities

As at December 31, 2024, the TELUS Sky real estate joint venture had repaid a credit agreement, which was to mature January 13, 2025 (2023 – July 12, 2024). The credit agreement was with Canadian financial institutions and others (as 66-2/3% lenders) and TELUS Corporation (as 33-1/3% lender), and had provided $282 million (2023 - $282 million) of construction financing for the project. The construction credit facilities included customary real estate construction financing representations, warranties and covenants and were secured by demand debentures constituting first fixed and floating charge mortgages on the underlying real estate assets. These facilities were available by way of bankers’ acceptance or prime loan and charged interest at rates comparable to similar construction financing facilities.

(b)Investments in associates

As set out in Note 20, we include our investments in associates in our Consolidated statements of financial position as Other long-term assets. As at December 31, 2024, and 2023, we held an equity interest in Miovision Technologies Incorporated, a Canadian incorporated entity that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate when we acquired our initial equity interest. Miovision Technologies Incorporated is developing a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in other individually immaterial associates as at December 31, 2024, totalled $44 million (2023 – $48 million).

Miovision Technologies Incorporated

As at, or for the periods ended, December 31 ($ in millions)	2024	2023
Statement of financial position [1]
Current assets	$88	$109
Non-current assets	$408	$395
Current liabilities	$35	$40
Non-current liabilities	$61	$43
Net assets	$400	$421
Statement of income and other comprehensive income [1]
Revenue and other income	$162	$130
Net income (loss) and comprehensive income (loss)	$(27)	$(28)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets (above)	$400	$421
Our interest	43.4%	43.5%
Our interest in net assets (our carrying amount)	$175	$184

1As required by IFRS Accounting Standards, this summarized information is not just our share of these amounts.